Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 7,680	$ 8,988
Weighted-average discount rate	4.75%
Weighted-average remaining lease term	3 years 2 months 12 days
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 9,559	$ 11,044